Note 12: Change of Control	6 Months Ended
Nov. 30, 2013
Notes
Note 12: Change of Control

NOTE 12: CHANGE OF CONTROL

On February 9, 2010 certain shareholders sold and transferred an aggregate of 400,000,000 (post forward split) shares of Common Stock representing approximately 78.37% of the issued and outstanding shares of the Company to certain buyers (“Buyers”), at $0.000625 per share, post forward split, for an aggregate purchase price of $250,000 (the “Purchase Price”). Such transaction is hereinafter referred to as the “Takeover” or the “Transaction”.

The table below represents the ownership and percentage of control by each of the new shareholders:

Schedule of Ownership and Percentage of Control

Name of Beneficial Owner	Class of Voting Stock	Number of Shares (Post Forward Split) of Voting Stock Beneficially Owned	Percentage of Class [1]
Donald Lynch	Common Stock	80,000,000	15.67%
Peter Matousek	Common Stock	320,000,000	62.69%
All Officers & Directors As a Group (2 Persons)	Common Stock	400,000,000	78.37% [1]
[1] Note 1 - Based on 510,416,000 (post forward split) shares of Common Stock issued and outstanding.

In connection with the Agreement, there was a change in the majority of the Company’s Board of Directors. Upon the consummation of the Takeover, Marina Karpilovski, President and Director, and Michael Zazkis, Secretary, Treasurer & Director resigned and Mr. Donald Lynch was appointed as Director and Executive Officer of the Company and Mr. Peter Matousek was appointed as Director and Executive Officer of the Company.

On May 31, 2011, Mr. Jerry G. Mikolajczyk, the Company's President, CEO and Director, acquired 180,000,000 common stock shares of the Company from Mr. Peter Matousek, former President, CEO and Director of the Company. The acquisition by Mr. Mikolajczyk gave him control of 57.6% of the issued and outstanding shares of the Company. Subsequent to May 31, 2011, Mr. Mikolajczyk acquired additional shares directly and indirectly in the Company. As of Mr. Mikolajczyk’s last Form 4 filed with the SEC on December 16, 2013, Mr. Mikolajczyk is beneficial owner of 188,594,421 (20.34%) of the issued and outstanding shares of the Company as of November 30, 2013.